COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable Rate Commitments	$ 34,570,790	$ 14,758,140
Fixed Rate Commitments	24,254,679	55,460,066
Total Commitments	58,825,469	70,218,206
Commitments to extend credit | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	3.00%	1.85%
Commitments to extend credit | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	18.00%	18.00%
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable Rate Commitments	1,361,322	2,228,498
Fixed Rate Commitments	300,765	27,000
Total Commitments	$ 1,662,087	$ 2,255,498
Standby letters of credit | Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	3.50%	3.50%
Standby letters of credit | Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Rates on Fixed Rate Commitments (as a percent)	6.00%	9.25%